UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)
Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
11/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Equity Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – DQIAX
This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.02%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology 31.3%
Financials 14.7%
Communication Services 13.6%
Health Care 8.3%
Consumer Discretionary 7.6%
Industrials 5.5%
Consumer Staples 5.5%
Energy 5.0%
Utilities 3.2%
Materials 2.8%
Real Estate 1.6%
Net Other Assets and Liabilities 0.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6144SA1125

BNY Mellon Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class C – DQICX
This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$97	1.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6145SA1125

BNY Mellon Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DQIRX
This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$43	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6146SA1125

BNY Mellon Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DQIYX
This semi-annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.75%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,004	104	14.38%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0391SA1125

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Equity Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	DQIAX
C	DQICX
I	DQIRX
Y	DQIYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Equity Income Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Automobiles & Components — 1.4%
Tesla, Inc.(a)	65,044	27,979,977
Banks — 7.5%
Bank of America Corp.	372,124	19,964,453
Citigroup, Inc.	97,882	10,140,575
First Horizon Corp.	722,112	16,131,982
Huntington Bancshares, Inc.	536,574	8,746,156
JPMorgan Chase & Co.	206,093	64,523,597
M&T Bank Corp.	34,500	6,562,590
Regions Financial Corp.	257,100	6,543,195
The PNC Financial Services Group, Inc.	49,835	9,504,531
U.S. Bancorp	156,259	7,664,504
		149,781,583
Capital Goods — 5.0%
Cummins, Inc.	42,714	21,270,718
Howmet Aerospace, Inc.	52,400	10,720,516
Hubbell, Inc.	34,649	14,948,618
Illinois Tool Works, Inc.	53,353	13,299,836
Johnson Controls International PLC	219,416	25,520,275
Lockheed Martin Corp.	20,263	9,277,617
Masco Corp.	67,800	4,398,186
		99,435,766
Commercial & Professional Services — .6%
Paychex, Inc.	103,912	11,605,931
Consumer Discretionary Distribution & Retail — 4.5%
Amazon.com, Inc.(a)	291,363	67,951,679
Best Buy Co., Inc.	104,703	8,300,854
The Home Depot, Inc.	40,261	14,369,956
		90,622,489
Consumer Durables & Apparel — .7%
Hasbro, Inc.	50,000	4,130,000
Ralph Lauren Corp.	27,587	10,133,533
		14,263,533
Consumer Services — 1.0%
Darden Restaurants, Inc.	109,095	19,591,280
Consumer Staples Distribution & Retail — .1%
Target Corp.	21,231	1,923,953
Energy — 5.0%
APA Corp.(b)	266,400	6,652,008
Chevron Corp.	23,300	3,521,329
ConocoPhillips	99,000	8,780,310
Coterra Energy, Inc.	142,541	3,825,801
Diamondback Energy, Inc.	80,670	12,309,435
Exxon Mobil Corp.	142,847	16,558,824
Halliburton Co.	315,300	8,267,166
Kinder Morgan, Inc.	266,975	7,293,757
Phillips 66	139,891	19,159,472
Valero Energy Corp.	79,553	14,061,788
		100,429,890

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 1.6%
AvalonBay Communities, Inc.(c)	18,000	3,274,920
BXP, Inc.(c)	74,988	5,426,132
Equity Residential(c)	45,535	2,811,786
Essex Property Trust, Inc.(c)	14,011	3,693,580
Prologis, Inc.(c)	49,200	6,323,676
Simon Property Group, Inc.(c)	51,452	9,586,536
		31,116,630
Financial Services — 4.2%
Blackrock, Inc.	5,940	6,220,962
Morgan Stanley	96,439	16,361,841
State Street Corp.	158,595	18,875,977
T. Rowe Price Group, Inc.	109,936	11,255,248
The Goldman Sachs Group, Inc.	32,563	26,898,340
The Western Union Company(b)	127,555	1,121,208
Visa, Inc., Cl. A(b)	12,258	4,099,566
		84,833,142
Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.	764,122	45,090,839
Archer-Daniels-Midland Co.	60,200	3,656,548
Conagra Brands, Inc.	193,914	3,461,365
PepsiCo, Inc.	48,900	7,273,386
Philip Morris International, Inc.	315,015	49,608,562
		109,090,700
Health Care Equipment & Services — 2.7%
Medtronic PLC	384,509	40,500,333
ResMed, Inc.	17,200	4,400,276
UnitedHealth Group, Inc.	30,382	10,019,072
		54,919,681
Insurance — 3.0%
Assurant, Inc.	153,827	35,097,168
Prudential Financial, Inc.	20,021	2,167,273
The Allstate Corp.	109,932	23,413,318
		60,677,759
Materials — 2.8%
Amcor PLC(b)	386,654	3,294,292
CF Industries Holdings, Inc.	104,387	8,215,257
DuPont de Nemours, Inc.	48,800	1,940,776
Freeport-McMoRan, Inc.	192,305	8,265,269
International Paper Co.	141,803	5,598,382
LyondellBasell Industries NV, Cl. A(b)	273,831	13,414,981
Newmont Corp.	53,200	4,826,836
Packaging Corp. of America	47,218	9,635,777
		55,191,570
Media & Entertainment — 9.6%
Alphabet, Inc., Cl. A	194,320	62,217,378
Alphabet, Inc., Cl. C	157,758	50,501,491
Comcast Corp., Cl. A	321,470	8,580,034
Meta Platforms, Inc., Cl. A	73,937	47,907,479
Netflix, Inc.(a)	106,560	11,463,725
The Walt Disney Company	109,600	11,449,912
		192,120,019

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Amgen, Inc.	28,661	9,901,229
Bristol-Myers Squibb Co.	638,183	31,398,604
Gilead Sciences, Inc.	160,696	20,221,985
Johnson & Johnson	152,723	31,601,443
Merck & Co., Inc.	135,482	14,202,578
Pfizer, Inc.	179,499	4,620,304
		111,946,143
Semiconductors & Semiconductor Equipment — 15.2%
Broadcom, Inc.	277,262	111,725,495
Lam Research Corp.	55,700	8,689,200
NVIDIA Corp.	753,806	133,423,662
QUALCOMM, Inc.	199,508	33,535,300
Skyworks Solutions, Inc.	259,686	17,126,292
		304,499,949
Software & Services — 5.8%
Dolby Laboratories, Inc., Cl. A	65,675	4,429,779
Microsoft Corp.	227,827	112,093,162
		116,522,941
Technology Hardware & Equipment — 10.3%
Apple, Inc.	449,362	125,304,594
Cisco Systems, Inc.	617,382	47,501,371
Corning, Inc.	43,482	3,661,184
NetApp, Inc.	79,885	8,911,971
Seagate Technology Holdings PLC	73,119	20,231,296
		205,610,416
Telecommunication Services — 4.0%
AT&T, Inc.	1,260,142	32,788,895
Verizon Communications, Inc.	1,148,410	47,211,135
		80,000,030
Utilities — 3.1%
American Electric Power Co., Inc.	78,543	9,721,267
Consolidated Edison, Inc.	33,763	3,388,455
Constellation Energy Corp.	39,193	14,280,361
Dominion Energy, Inc.(b)	28,614	1,796,101
Edison International	255,844	15,066,653
Exelon Corp.	170,210	8,020,295
FirstEnergy Corp.	79,590	3,798,035
NRG Energy, Inc.	16,269	2,757,433
Vistra Corp.	23,100	4,131,666
		62,960,266
Total Common Stocks (cost $1,223,563,888)		1,985,123,648

1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $18,106,707)	4.15	18,106,707	18,106,707

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $30,600)	4.15	30,600	30,600
Total Investments (cost $1,241,701,195)		100.0%	2,003,260,955
Cash and Receivables (Net)		.0%	531,308
Net Assets		100.0%	2,003,792,263

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $18,299,934 and the value of the collateral was
$18,697,116, consisting of cash collateral of $30,600 and U.S. Government & Agency securities valued at $18,666,516.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 5/31/2025	Purchases ($)†	Sales ($)	Value ($) 11/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	14,562,624	151,502,046	(147,957,963)	18,106,707	310,223
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	365,470	10,426,547	(10,761,417)	30,600	6,363††
Total - .9%	14,928,094	161,928,593	(158,719,380)	18,137,307	316,586

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $18,299,934)—Note 1(b):
Unaffiliated issuers	1,223,563,888	1,985,123,648
Affiliated issuers	18,137,307	18,137,307
Dividends and securities lending income receivable		1,993,603
Receivable for shares of Beneficial Interest subscribed		402,050
Prepaid expenses		71,648
		2,005,728,256
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,252,812
Payable for shares of Beneficial Interest redeemed		433,448
Trustees’ fees and expenses payable		34,200
Liability for securities on loan—Note 1(b)		30,600
Other accrued expenses		184,933
		1,935,993
Net Assets ($)		2,003,792,263
Composition of Net Assets ($):
Paid-in capital		1,202,978,998
Total distributable earnings (loss)		800,813,265
Net Assets ($)		2,003,792,263

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	433,540,994	51,595,969	1,483,821,052	34,834,248
Shares Outstanding	11,920,684	1,445,405	40,688,710	948,679
Net Asset Value Per Share ($)	36.37	35.70	36.47	36.72
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	20,137,869
Affiliated issuers	310,223
Affiliated income net of rebates from securities lending—Note 1(b)	6,363
Total Income	20,454,455
Expenses:
Management fee—Note 3(a)	6,393,314
Shareholder servicing costs—Note 3(c)	1,004,995
Distribution Plan fees—Note 3(b)	180,253
Trustees’ fees and expenses—Note 3(d)	109,785
Registration fees	77,488
Prospectus and shareholders’ reports	73,648
Professional fees	61,067
Loan commitment fees—Note 2	20,273
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Custodian fees—Note 3(c)	10,324
Chief Compliance Officer fees—Note 3(c)	8,957
Interest expense—Note 2	174
Miscellaneous	18,156
Total Expenses	7,973,934
Less—reduction in expenses due to undertaking—Note 3(a)	(103,292)
Net Expenses	7,870,642
Net Investment Income	12,583,813
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	36,611,528
Net change in unrealized appreciation (depreciation) on investments	246,038,020
Net Realized and Unrealized Gain (Loss) on Investments	282,649,548
Net Increase in Net Assets Resulting from Operations	295,233,361
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Operations ($):
Net investment income	12,583,813	23,511,394
Net realized gain (loss) on investments	36,611,528	44,210,923
Net change in unrealized appreciation (depreciation) on investments	246,038,020	97,518,467
Net Increase (Decrease) in Net Assets Resulting from Operations	295,233,361	165,240,784
Distributions ($):
Distributions to shareholders:
Class A	(2,072,484)	(25,451,477)
Class C	(91,602)	(3,291,956)
Class I	(8,437,567)	(76,179,821)
Class Y	(196,403)	(1,298,761)
Total Distributions	(10,798,056)	(106,222,015)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,876,028	62,767,478
Class C	5,497,090	5,514,402
Class I	224,688,974	668,913,534
Class Y	6,739,066	15,880,749
Distributions reinvested:
Class A	1,798,151	22,791,996
Class C	78,404	2,772,837
Class I	7,553,578	66,972,967
Class Y	196,403	1,297,586
Cost of shares redeemed:
Class A	(29,490,409)	(60,352,921)
Class C	(6,156,533)	(16,469,725)
Class I	(178,072,132)	(280,318,830)
Class Y	(2,226,462)	(4,107,871)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	61,482,158	485,662,202
Total Increase (Decrease) in Net Assets	345,917,463	544,680,971
Net Assets ($):
Beginning of Period	1,657,874,800	1,113,193,829
End of Period	2,003,792,263	1,657,874,800

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	898,450	2,019,968
Shares issued for distributions reinvested	53,297	729,123
Shares redeemed	(865,876)	(1,963,765)
Net Increase (Decrease) in Shares Outstanding	85,871	785,326
Class C(a)
Shares sold	162,121	179,214
Shares issued for distributions reinvested	2,359	90,099
Shares redeemed	(185,044)	(546,558)
Net Increase (Decrease) in Shares Outstanding	(20,564)	(277,245)
Class I(b)
Shares sold	6,522,332	21,701,010
Shares issued for distributions reinvested	223,306	2,138,683
Shares redeemed	(5,251,028)	(9,098,494)
Net Increase (Decrease) in Shares Outstanding	1,494,610	14,741,199
Class Y
Shares sold	198,343	516,558
Shares issued for distributions reinvested	5,761	41,174
Shares redeemed	(65,416)	(133,695)
Net Increase (Decrease) in Shares Outstanding	138,688	424,037

(a)
During the period ended November 30, 2025, 438 Class C shares representing $14,192 were automatically converted to 431 Class A shares and during the period ended May 31, 2025, 1,213 Class C shares representing $37,249 were automatically converted to 1,193 Class A shares.

(b)
During the period ended November 30, 2025, 1,394 Class A shares representing $49,266 were exchanged for 1,390 Class I shares and during the period ended
May 31, 2025, 14,192 Class A shares representing $434,704 were exchanged for 14,156 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.05	29.55	23.53	25.63	24.63	17.82
Investment Operations:
Net investment income(a)	.21	.45	.49	.54	.44	.46
Net realized and unrealized gain (loss) on investments	5.28	3.28	6.65	(1.18)	1.22	6.80
Total from Investment Operations	5.49	3.73	7.14	(.64 )	1.66	7.26
Distributions:
Dividends from net investment income	(.17 )	(.43 )	(.49 )	(.53 )	(.44 )	(.45 )
Dividends from net realized gain on investments	-	(1.80)	(.63 )	(.93 )	(.22 )	-
Total Distributions	(.17 )	(2.23)	(1.12)	(1.46)	(.66 )	(.45 )
Net asset value, end of period	36.37	31.05	29.55	23.53	25.63	24.63
Total Return (%)(b)	17.74 (c)	12.66	31.19	(2.37)	6.72	41.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02 (d)	1.02	1.02	1.05	1.06	1.08
Ratio of net expenses to average net assets	1.02 (d)	1.02 (e)	1.02 (e)	1.03 (e),(f)	1.03 (f)	1.03 (f)
Ratio of net investment income to average net assets	1.22 (d)	1.46 (e)	1.87 (e)	2.26 (e),(f)	1.72 (f)	2.17 (f)
Portfolio Turnover Rate	14.38 (c)	28.38	28.63	28.06	33.14	49.94
Net Assets, end of period ($ x 1,000)	433,541	367,481	326,531	262,479	285,782	268,897

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	30.49	29.06	23.15	25.24	24.27	17.57
Investment Operations:
Net investment income(a)	.08	.21	.29	.35	.25	.30
Net realized and unrealized gain (loss) on investments	5.19	3.23	6.55	(1.15)	1.19	6.69
Total from Investment Operations	5.27	3.44	6.84	(.80 )	1.44	6.99
Distributions:
Dividends from net investment income	(.06 )	(.21 )	(.30 )	(.36 )	(.25 )	(.29 )
Dividends from net realized gain on investments	-	(1.80)	(.63 )	(.93 )	(.22 )	-
Total Distributions	(.06 )	(2.01)	(.93 )	(1.29)	(.47 )	(.29 )
Net asset value, end of period	35.70	30.49	29.06	23.15	25.24	24.27
Total Return (%)(b)	17.31 (c)	11.79	30.23	(3.09)	5.89	40.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80 (d)	1.79	1.81	1.81	1.80	1.82
Ratio of net expenses to average net assets(e)	1.78 (d)	1.78 (f)	1.78 (f)	1.78 (f)	1.78	1.78
Ratio of net investment income to average net assets(e)	.46 (d)	.70 (f)	1.12 (f)	1.52 (f)	.97	1.44
Portfolio Turnover Rate	14.38 (c)	28.38	28.63	28.06	33.14	49.94
Net Assets, end of period ($ x 1,000)	51,596	44,703	50,658	49,987	60,485	64,982

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.13	29.63	23.59	25.69	24.69	17.86
Investment Operations:
Net investment income(a)	.25	.52	.55	.60	.51	.51
Net realized and unrealized gain (loss) on investments	5.31	3.29	6.68	(1.18)	1.21	6.82
Total from Investment Operations	5.56	3.81	7.23	(.58 )	1.72	7.33
Distributions:
Dividends from net investment income	(.22 )	(.51 )	(.56 )	(.59 )	(.50 )	(.50 )
Dividends from net realized gain on investments	-	(1.80)	(.63 )	(.93 )	(.22 )	-
Total Distributions	(.22 )	(2.31)	(1.19)	(1.52)	(.72 )	(.50 )
Net asset value, end of period	36.47	31.13	29.63	23.59	25.69	24.69
Total Return (%)	17.90 (b)	12.91	31.51	(2.12)	6.97	41.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80 (c)	.79	.80	.81	.80	.81
Ratio of net expenses to average net assets(d)	.78 (c)	.78 (e)	.78 (e)	.78 (e)	.78	.78
Ratio of net investment income to average net assets(d)	1.46 (c)	1.70 (e)	2.11 (e)	2.52 (e)	1.97	2.43
Portfolio Turnover Rate	14.38 (b)	28.38	28.63	28.06	33.14	49.94
Net Assets, end of period ($ x 1,000)	1,483,821	1,220,299	724,496	530,671	670,154	630,801

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.35	29.82	23.73	25.83	24.83	17.96
Investment Operations:
Net investment income(a)	.26	.54	.57	.61	.52	.51
Net realized and unrealized gain (loss) on investments	5.33	3.31	6.71	(1.18)	1.21	6.86
Total from Investment Operations	5.59	3.85	7.28	(.57 )	1.73	7.37
Distributions:
Dividends from net investment income	(.22 )	(.52 )	(.56 )	(.60 )	(.51 )	(.50 )
Dividends from net realized gain on investments	-	(1.80)	(.63 )	(.93 )	(.22 )	-
Total Distributions	(.22 )	(2.32)	(1.19)	(1.53)	(.73 )	(.50 )
Net asset value, end of period	36.72	31.35	29.82	23.73	25.83	24.83
Total Return (%)	17.89 (b)	12.97	31.58	(2.09)	6.97	41.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75 (c)	.75	.75	.76	.75	.76
Ratio of net expenses to average net assets	.75 (c)	.75 (d)	.75 (d)	.76 (d)	.75	.76
Ratio of net investment income to average net assets	1.49 (c)	1.73 (d)	2.13 (d)	2.54 (d)	2.00	2.40
Portfolio Turnover Rate	14.38 (b)	28.38	28.63	28.06	33.14	49.94
Net Assets, end of period ($ x 1,000)	34,834	25,391	11,508	6,823	7,567	4,628

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,985,123,648	—	—	1,985,123,648
Investment Companies	18,137,307	—	—	18,137,307
	2,003,260,955	—	—	2,003,260,955

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2025, BNY earned $874 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	18,299,934
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(18,299,934)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended May 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2025 were as follows: ordinary income $25,305,910 and long-term capital gains $80,916,105. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended November 30, 2025, the fund was charged $174 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended November 30, 2025 was approximately $6,557 with a related weighted average annualized interest rate of 5.29%. As of November 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2025 through September 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $103,292 during the period ended November 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .336% of the value of the fund’s average daily net assets.
During the period ended November 30, 2025, the Distributor retained $19,401 from commissions earned on sales of the fund’s Class A shares, $1,000 and $1,375 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $180,253 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $505,511 and $60,084, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $14,364 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $10,324 pursuant to the custody agreement.
During the period ended November 30, 2025, the fund was charged $8,957 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $1,123,677, Distribution Plan fees of $31,135, Shareholder Services Plan fees of $97,445, Custodian fees of $6,950, Chief Compliance Officer fees of $3,119, Transfer Agent fees of $5,538 and Shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $23,385.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2025, amounted to $322,339,260 and $260,559,187, respectively.
At November 30, 2025, accumulated net unrealized appreciation on investments was $761,559,760, consisting of $793,676,084 gross unrealized appreciation and $32,116,324 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:†
Andrew J. Donahue	121,119,341	1,198,557
Joan L. Gulley	120,948,216	1,369,682
Alan H. Howard	121,136,039	1,181,859
Robin A. Melvin	121,003,739	1,314,159
Bradley J. Skapyak	121,153,110	1,164,788
Burton N. Wallack	121,075,760	1,242,138

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $118,742.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6144NCSRSA1125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 22, 2026

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)